CONDENSED CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY - USD ($) $ in Thousands	Class C Preferred interests	Class D Preferred interests	Class E Preferred interests	Common interests	Common profits interests	Common Stock Option	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2017	$ 33,406				$ 5,691	$ 228	$ (38,629)	$ 696
Equity-based compensation					1,243	1,046		2,289
Ending Balance at Dec. 31, 2018					6,934	1,274	(88,460)	(80,252)
Capital contributions, net		$ 125,167						125,167
Equity-based compensation					907	975		1,882
Consideration issued for asset acquisition				$ 3,822				3,822
Ending Balance at Dec. 31, 2019		59,965		3,822	7,841	2,249	(130,131)	(56,254)
Consideration issued for business combination			$ 427,007	5,137				432,144
Equity-based compensation					149	435		584
Net loss		(44,474)						(44,474)
Ending Balance at Mar. 31, 2020		15,491	427,007	8,959	7,990	2,684	(130,131)	332,000
Beginning Balance at Dec. 31, 2019		59,965		3,822	7,841	2,249	(130,131)	(56,254)
Consideration issued for business combination			427,007	5,137				432,144
Equity-based compensation					1,116	2,226		3,342
Ending Balance at Dec. 31, 2020			401,567	8,959	8,957	4,475	(130,131)	293,827
Beginning Balance at Mar. 31, 2020		15,491	427,007	8,959	7,990	2,684	(130,131)	332,000
Equity-based compensation					338	435		773
Net loss		(27,366)						(27,366)
Ending Balance at Jun. 30, 2020		$ (11,875)	427,007	8,959	8,328	3,119	(130,131)	305,407
Beginning Balance at Dec. 31, 2020			401,567	8,959	8,957	4,475	(130,131)	293,827
Consideration issued for business combination				30,172				30,172
Equity-based compensation					254	1,160		1,414
Net loss			(32,213)					(32,213)
Ending Balance at Mar. 31, 2021			369,354	39,131	9,211	5,635	(130,131)	293,200
Equity-based compensation					231	1,117		1,348
Net loss			(28,954)					(28,954)
Ending Balance at Jun. 30, 2021			$ 340,400	$ 39,131	$ 9,442	$ 6,752	$ (130,131)	$ 265,594